Derivatives - Nominal amounts and fair values of trading and hedging derivatives - Memorandum accounts (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Financial instruments
Financial instruments received as collateral	$ 111,937	$ 55,483
Percentage of level of confidence	97.50%
Cumulative net credit risk exposure	$ 390,324	385,059
Financial instrument in connection with OTC derivative transactions | Debt instruments.
Financial instruments
Financial instruments received as collateral	4,044	3,783
Financial instrument in connection with OTC derivative transactions | Mexican financial institutions | Debt instruments.
Financial instruments
Financial instruments received as collateral	$ 4,044	$ 3,783